Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Property, plant and equipment
Note 13. Property, plant and equipment
Changes in property, plant and equipment for the year ended December 31, 2019 and for the periods from April 4, 2018 through December 31, 2018, for the period from January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017 are as follows:

Cost	Land and buildings	Vehicles, machinery, installations, computer equipment and furniture	Oil and gas properties		Wells and production facilities (3)	Work in progress	Materials	Total
As of January 1, 2017	351	15,898	61,991		967,931	5,508	1,796	1,053,475

Additions	—	1,189	—		1,290	28,354	3,093	33,926
Transfers	—	—	—		29,951	(29,951)	—	—
Disposals	—	(91)	—		—	—	(3,614)	(3,705)

As of December 31, 2017	351	16,996	61,991		999,172	3,911	1,275	1,083,696

Additions	—	—	—		—	3,999	4,564	8,563
Transfers	—	644	—		2,995	(3,639)	—	—
Disposals	—	—	—		(288)	—	(1,241)	(1,529)

As of April 3, 2018	351	17,640	61,991		1,001,879	4,271	4,598	1,090,730

Accumulated depreciation from business combination of PELSA to arrive to net book value	(69)	(10,698)	(50,152)		(778,061)	—	—	(838,980)
Additions from PELSA’s acquisition (Note 31.1)	14	409	47,725		12,588	225	17	60,978
Additions from business combination of JdM and Medanito (Note 31.2)	1,818	1,726	—		78,298	4,254	—	86,096
Additions from business combination of APCO (Note 31.3)	89	2,188	300,997		73,275	1,675	2,162	380,386
Additions	18	1,116	9,000		4,732	117,348 (2)	18,085	150,299
Transfers	—	3,459	—		44,090	(32,178)	(15,371)	—
Disposals	—	(175)	(18,255	) (1)	(11,839)	(4,902)	—	(35,171)

As of December 31, 2018	2,221	15,665	351,306		424,962	90,693	9,491	894,338

Additions	224	83	261		4,596	142,791	96,624	244,579
Transfers	—	4,697	1,509		229,244	(157,959)	(77,491)	—
Disposals	—	(34)	—		(112)	—	(1,170)	(1,316)

As of December 31, 2019	2,445	20,411	353,076		658,690	75,525	27,454	1,137,601

Accumulated depreciation and impairment	Land and buildings	Vehicles, machinery, installations, computer equipment and furniture	Oil and gas properties	Wells and production facilities	Work in progress	Materials	Total
As of January 1, 2017	(62)	(9,165)	(54,666)	(703,433)	—	—	(767,326)

Depreciation and depletion charge for the year	(6)	(1,305)	(1,417)	(59,794)	—	—	(62,522)
Impairment loss (recovery)	—	—	6,467	(1,777)	—	—	5,290
Eliminated on disposals	—	91	—	—	—	—	91

As of December 31, 2017	(68)	(10,379)	(49,616)	(764,404)	—	—	(824,467)

Depreciation and depletion charge for the period	(1)	(319)	(536)	(13,657)	—	—	(14,513)

As of April 3, 2018	(69)	(10,698)	(50,152)	(778,061)	—	—	(838,980)

Reversal of Accumulated depreciation from business combination of PELSA	69	10,698	50,152	778,061	—	—	838,980
Depreciation and depletion charge for the period	(14)	(1,529)	(1,426)	(71,006)	—	—	(73,975)
Eliminated on disposals	—	175	—	184	—	—	359

As of December 31, 2018	(14)	(1,354)	(1,426)	(70,822)	—	—	(73,616)

Depreciation and depletion charge for the year	(75)	(2,518)	(18,063)	(126,323)	—	—	(146,979)
Disposals	—	34	—	26	—	—	60

As of December 31, 2019	(89)	(3,838)	(19,489)	(197,119)	—	—	(220,535)

Net book value
As of December 31, 2019	2,356	16,573	333,587	461,571	75,525	27,454	917,066

As of December 31, 2018	2,207	14,311	349,880	354,140	90,693	9,491	820,722

As of December 31, 2017	283	6,617	12,375	234,768	3,911	1,275	259,229

(1)	Disposals of Oil and Gas properties of the year 2018 are related to CASO-Aguila Mora swap agreement. This transaction did not generate cash flow
(2)	Additions of work in progress of year 2018 includes wells related to Águila Mora oil and gas property for 13,157. This transaction did not generate cash flows (Note 29.3.5).
(3)	Additions of wells and production facilities of the year 2019 includes 4,141 related to the reestimations of assets retirement obligation.

Please refer to Note 3.2.2 for the details on impairment testing of oil and gas properties.